Income Taxes (Details 1) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Income Taxes [Line Items]
Federal expense expected at statutory rate	$ (743,838)	$ (881,686)
Permanent differences	373,367	215,816
Change in valuation allowance	370,470	665,870
Tax benefit and effective tax rate	$ 0	$ 0
Federal expense expected at statutory rate	34.00%	34.00%
Permanent differences	(17.10%)	(8.30%)
Change in valuation allowance	(16.90%)	(25.70%)
Effective Income Tax Rate Reconciliation, Percent		0.00%